Reporting entity (Details) - item	1 Months Ended
	Jan. 31, 2024	Apr. 30, 2023
Disclosure of non-adjusting events after reporting period [line items]
Number of clinical stage development programs		3
Percentage of headcount was reduced		25.00%
Announcing or commencing implementation of major restructuring
Disclosure of non-adjusting events after reporting period [line items]
Number of clinical stage development programs	3
Percentage of headcount was reduced	50.00%